Segment Information	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
SEGMENT INFORMATION

Note 25 – SEGMENT INFORMATION

Reportable Segments

The Company operates as a single reportable segment, which is consistent with how the CODM, allocates resources and assesses performance. The Company’s operations are centralized and integrated, with financial results reviewed and managed on a consolidated basis. Accordingly, the management has determined that the Company has one reportable segment under ASC Topic 280, Segment Reporting.

Measure of Segment Profit or Loss

The CODM reviews financial information on a consolidated basis, using net income as the primary measure of segment performance to monitor budget versus actual results and decide where to allocate and invest additional resources to achieve continued growth. Net income is defined as revenue less cost of revenue and operating expenses, and other segment items (including interest income, interest expense and other income), and income taxes.

Significant Segment Expense Categories Provided to the CODM

	For the years ended March 31,
	2026	2025
Net revenues	$13,831,904	$14,777,798
Cost of revenue	13,843,219	15,059,324
Gross profit	$(11,315)	$(281,526)

Operating expenses
General and administrative	$3,988,741	$3,641,446
Impairment of goodwill and intangible assets	16,700,276	162,381,380
Total operating expenses	$20,689,017	$166,022,826

Other (expenses) income, net	$(4,113)	$34,073
Benefit for income taxes	(1,988,264)	(30,801,146)
Net loss	$(18,716,181)	$(135,469,133)